Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Bond	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 8,823,000	$ 6,767,000	$ 4,584,000
Liability reserve for insurance claims	42,184,000	45,911,000
Outstanding letters of credit	45,428,000
Surety bonds	381,456,000
Balance of top 5 surety bonds	$ 85,111,000
Group of bonds, amount | Bond	5
Percentage of top 5 surety bonds	22.00%
Guarantee of affiliate's obligations	$ 25,000,000
Due from affiliate	22,600,000
Purchase commitments for property, plant and equipment	200,381,000
Capital expenditures	$ 62,927,000	116,681,000	$ 34,135,000
Percentage of employees represented in labor union	11.00%
Woodville
Commitments and Contingencies [Line Items]
Collective bargaining agreement expiration month year	2018-05
Magnesia Specialties
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Collective bargaining agreement expiration month year	2019-08
Capital Addition Purchase Commitments
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 94,074,000
Energy And Service Contracts
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 106,307,000
Revolving Line Of Credit Expires In August 2015
Commitments and Contingencies [Line Items]
Line of credit maturity period	2018-02
Interest-Only Note Due December 31, 2019
Commitments and Contingencies [Line Items]
Due from affiliate	$ 6,000,000
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Outstanding letters of credit	$ 2,507,000	$ 2,507,000